CONSOLIDATED BALANCE SHEETS (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Current assets
Cash and cash equivalents	348,901	309,862	199,818
Trade receivables, net of allowances for doubtful accounts of HK$nil, HK$nil and HK$nil as of April 30, 2012 and December 31, 2012 and 2013 respectively	269,419	257,299	282,869
Inventories (note 3)	107,058	97,467	128,387
Deposits, prepayment and other receivables (note 4)	28,139	35,471	20,514
Total current assets	753,517	700,099	631,588
Property, plant and equipment, net (note 5)	364,149	440,383	524,137
Prepaid lease payments, net (note 6)	22,167	23,719	24,753
Other assets	2,325	14,503	12,813
Deferred tax assets (note 10)	12,225	0	0
Intangible assets	438	438	438
Total assets	1,154,821	1,179,142	1,193,729
Current liabilities
Bank borrowings (note 7)	37,782	96,892	156,866
Capital lease obligations (note 8)	0	0	303
Trade payables	105,428	151,436	121,964
Other payables and accruals (note 9)	116,608	115,715	115,109
Tax payable	41,389	25,225	72,936
Total current liabilities	301,207	389,268	467,178
Borrowings	50,000	0	0
Deferred tax liabilities (note 10)	0	11,629	14,504
Total liabilities	351,207	400,897	481,682
Commitments and contingencies (note 12)	0	0	0
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012 and 2013, respectively)	101	112	112
Additional paid-in capital	26,455	85,332	77,967
Accumulated other comprehensive income	17,901	14,524	15,514
Retained earnings	759,157	678,277	618,454
Total shareholders' equity	803,614	778,245	712,047
Total liabilities and shareholders' equity	1,154,821	1,179,142	1,193,729